SCHEDULE OF FAIR VALUE OF EQUITY INTERESTS MEASURED AT CLOSING MARKET PRICE (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Reverse Capitalization
Fair value of TWOA public shares (103,813 shares at $10.70) (A)		$ 1,110,799
Fair value of TWOA sponsor shares (3,793,934 shares at $10.70) (B)		40,595,094
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)		41,705,893
Cash and cash equivalents	$ 48,173,742	1,121,150	$ 35,242,363	$ 14,884,417	$ 14,988,112
Accounts payable		(3,884,870)
II: Net liabilities of TWOA	$ (1,922,342)	(2,763,720)
Total share listing expense (I-II)		$ 44,469,613